Cover	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	000-19333
Entity Registrant Name	BION ENVIRONMENTAL TECHNOLOGIES, INC.
Entity Central Index Key	0000875729
Entity Tax Identification Number	84-1176672
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	PO Box 323
Entity Address, City or Town	Old Bethpage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11804
City Area Code	516
Local Phone Number	586-5643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false